DEBT	12 Months Ended
Dec. 31, 2013
DEBT
DEBT

NOTE E - DEBT

Line of Credit

In September of 2012, and again in September of 2013, the Company renewed its revolving line of credit allowing the Company to borrow, repay, and re-borrow, from time to time, up to $5,000,000.  Interest on the outstanding amount under the line of credit loan agreement is payable monthly at the greater of the prime rate of interest or five percent.  The credit loan agreement is secured by a security interest in our accounts receivable.  As of December 31, 2013, and since its inception, we have had no borrowings outstanding under the line of credit loan agreement.  The line of credit expires September 16, 2014.

Notes Payable

Notes payable consists of the following at December 31:

	2013	2012
Notes payable to commercial banks

Four outstanding notes payable as of 12/31/2013 with interest between 3.50% and 4.60%, due in monthly installments between $128,363 and $215,863 plus interest; collateralized by equipment	$14,416,225	$24,553,291

Notes payable to finance companies for insurance

Two outstanding notes payable as of 12/31/2013 with interest between 4.00% and 4.95%, due in monthly installments between $18,831 and $329,823 including interest	501,766	474,586
	$14,917,991	$25,027,877
Less current maturities	(8,434,879)	(10,615,279)
	$6,483,112	$14,412,598

Aggregate annual maturities of notes payable at December 31, 2013 are as follows:

Year Ending
December 31,

2014	$8,434,879
2015	$4,814,389
2016	$1,540,360
2017	$128,363
2018	$—
$14,917,991